OPERATIONS AND PRINCIPAL ACTIVITIES - Consolidated VIEs in the PRC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 535,976	$ 425,960	$ 316,262
Restricted cash, current	21	49	1,806
Short-term investments	209,035	163,594	261,643
Accounts receivable, net	28,555	31,580	25,899
Amounts due from related parties, current	$ 8,322	$ 5,650	$ 8,306
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets	$ 52,713	$ 39,513	$ 29,654
Total current assets	834,622	666,346	643,570
Non-current assets:
Property, equipment and software, net	17,241	15,420	26,827
Operating lease right-of-use assets	13,342	6,419	8,138
Long-term investments	130,799	51,712	80,653
Other non-current assets	1,819	7,024	8,907
Total assets	1,050,821	747,117	771,514
Current liabilities:
Accounts payable and other current liabilities	66,548	44,299	44,042
Operating lease liabilities, current	3,438	3,866	4,058
Non-current liabilities:
Operating lease liabilities, non-current	9,835	2,246	3,788
Other non-current liabilities	1,389	1,533	1,714
Total liabilities	82,110	51,944	53,602
Revenues	75,025	71,899	68,386
Net loss	(275,006)	(125,328)	(148,250)
Net cash used in operating activities	(110,758)	(115,421)	(154,768)
Net cash used in investing activities	(181,267)	136,494	49,329
Net cash used in financing activities	407,389	89,764	191,573
VIEs
Current assets:
Cash and cash equivalents		16,863	31,607
Restricted cash, current			1,806
Short-term investments		4,238
Accounts receivable, net		11,921	1,343
Amounts due from related parties, current		$ 165	$ 1,831
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets		$ 8,958	$ 7,073
Total current assets		42,145	43,660
Non-current assets:
Property, equipment and software, net		4,251	11,558
Operating lease right-of-use assets		851	1,677
Long-term investments		16,078	14,389
Other non-current assets		4,515	6,327
Total assets		67,840	77,611
Current liabilities:
Accounts payable and other current liabilities	0	7,146	8,104
Operating lease liabilities, current	0	768	899
Non-current liabilities:
Operating lease liabilities, non-current	0	14	795
Other non-current liabilities	$ 0	57	0
Total liabilities		7,985	9,798
Revenues		22,679	15,378
Net loss		(16,467)	(13,466)
Net cash used in operating activities		(7,806)	(6,331)
Net cash used in investing activities		$ (4,825)	(2,980)
Net cash used in financing activities			$ (568)